Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)
Presented in the following table is a summary of the unaudited quarterly financial information for the years ended December 31, 2018 and 2017. The Company believes that all necessary adjustments, consisting only of normal recurring adjustments, have been included in the amounts stated below to present fairly, and in accordance with GAAP, the selected quarterly information (amounts in thousands, except shares and per share data):

	2018
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Total revenue	$46,569	$45,518	$43,950	$41,295
Total expenses	(30,627)	(28,863)	(28,556)	(26,049)
Income from operations	15,942	16,655	15,394	15,246
Interest and other expense, net	(9,476)	(8,938)	(8,208)	(7,742)
Net income attributable to common stockholders	$6,466	$7,717	$7,186	$7,504
Net income per common share attributable to common stockholders:
Basic	$0.05	$0.06	$0.06	$0.06
Diluted	$0.05	$0.06	$0.06	$0.06
Weighted average number of common shares outstanding:
Basic	135,271,638	132,467,127	129,926,130	126,384,346
Diluted	135,297,138	132,491,755	129,948,432	126,401,940

	2017
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Total revenue	$37,266	$36,205	$27,602	$24,022
Total expenses	(23,926)	(23,980)	(17,888)	(15,467)
Income from operations	13,340	12,225	9,714	8,555
Interest and other expense, net	(6,932)	(6,786)	(5,073)	(3,764)
Net income attributable to common stockholders	$6,408	$5,439	$4,641	$4,791
Net income per common share attributable to common stockholders:
Basic	$0.05	$0.05	$0.05	$0.06
Diluted	$0.05	$0.05	$0.05	$0.06
Weighted average number of common shares outstanding:
Basic	119,651,271	105,388,118	94,910,818	86,482,927
Diluted	119,666,234	105,405,297	94,925,665	86,499,543